Revenue - Contract Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in contract liabilities
Beginning balance	$ 2,065	$ 297	$ 75
Prepayments and adjustments	(711)	2,552	570
Revenue recognition	(200)	(784)	(348)
Ending balance	1,154	2,065	297
Contract liabilities, non-current	$ 238	$ 121	$ 10
Software as a service and related services | Minimum
Revenue
Contract period of SaaS subscriptions and related services	12 months	12 months
Software as a service and related services | Maximum
Revenue
Contract period of SaaS subscriptions and related services	60 months	36 months